JPMorgan Institutional Tax Free Money Market Fund Average Annual Total Returns - Agency Shares [Member] - Agency		12 Months Ended	60 Months Ended	82 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		3.11%	1.50%	1.43%
Performance Inception Date	Mar. 01, 2018